Business Segment Information	3 Months Ended
Sep. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia-Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. For reporting purposes, the Company has aggregated the EMEALA and Asia-Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type of patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under U.S. GAAP.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters overhead charges, including accounting and finance, etc. (“Corporate”), because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed at Corporate by Global Manufacturing Operations. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the three- and nine-months periods ended September 30, 2014 and 2013 is set forth below.

	North America Segment	International Segment	Segment Totals	Corporate	Total
Three months ended September 30, 2014

Net revenue external customers	$2,709,738	$1,385,582	$4,095,320	$17,442	$4,112,762
Inter - segment revenue	2,858	-	2,858	(2,858)	-
Revenue	2,712,596	1,385,582	4,098,178	14,584	4,112,762
Depreciation and amortization	(92,389)	(48,310)	(140,699)	(36,662)	(177,361)
Operating income	413,203	268,516	681,719	(91,795)	589,924
Income (loss) from equity method investees	1,966	1,485	3,451	-	3,451
Capital expenditures, acquisitions and investments	687,452	74,653	762,105	79,021	841,126

Three months ended September 30, 2013

Net revenue external customers	$2,436,141	$1,222,026	$3,658,167	$7,965	$3,666,132
Inter - segment revenue	2,591	-	2,591	(2,591)	-
Revenue	2,438,732	1,222,026	3,660,758	5,374	3,666,132
Depreciation and amortization(1)	(83,509)	(46,602)	(130,111)	(34,168)	(164,279)
Operating income (2)	413,473	213,521	626,994	(69,734)	557,260
Income (loss) from equity method investees(3)	3,300	1,994	5,294	-	5,294
Capital expenditures, acquisitions and investments	284,453	53,260	337,713	36,768	374,481

Nine months ended September 30, 2014

Net revenue external customers	$7,623,632	$3,843,099	$11,466,731	$44,425	$11,511,156
Inter - segment revenue	6,407	-	6,407	(6,407)	-
Revenue	7,630,039	3,843,099	11,473,138	38,018	11,511,156
Depreciation and amortization	(267,211)	(139,643)	(406,854)	(106,633)	(513,487)
Operating Income	1,149,478	691,971	1,841,449	(250,357)	1,591,092
Income (loss) from equity method investees	16,335	5,607	21,942	-	21,942
Segment assets	15,581,180	6,319,867	21,901,047	2,351,529	24,252,576
thereof investments in equity method investees	280,444	399,065	679,509	-	679,509
Capital expenditures, acquisitions and investments(4)	1,175,701	320,024	1,495,725	199,357	1,695,082

Nine months ended September 30, 2013

Net revenue external customers	$7,098,638	$3,619,000	$10,717,638	$24,930	$10,742,568
Inter - segment revenue	5,437	-	5,437	(5,437)	-
Revenue	7,104,075	3,619,000	10,723,075	19,493	10,742,568
Depreciation and amortization(1)	(245,382)	(138,933)	(384,315)	(95,118)	(479,433)
Operating Income(2)	1,170,176	623,618	1,793,794	(198,982)	1,594,812
Income (loss) from equity method investees(3)	9,289	5,229	14,518	-	14,518
Segment assets	14,238,874	6,034,705	20,273,579	2,260,941	22,534,520
thereof investments in equity method investees	256,195	383,708	639,903	-	639,903
Capital expenditures, acquisitions and investments(4)	504,733	202,137	706,870	103,062	809,932

(1) Depreciation in the amount of $1,034 and $2,918 for the three and nine months ended September 30, 2013, respectively, relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(2) Certain items, in the net aggregate amount of $7,003 and $18,373 for the three and nine months ended September 30, 2013, respectively, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(3) Income (loss) from equity method investees in the amount of $1,432 and $1,753 for the three and nine months ended September 30, 2013, respectively, has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(4) North America and International acquisitions exclude $25,905 and $170,616, respectively of non-cash acquisitions for 2014 and International acquisitions exclude $8,403 of non-cash acquisitions for 2013.